Share based payment reserve	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Share based payment reserve

22.	Share based payment reserve

In February 2025, the company entered into an employment contract with an employee in which the employee is entitled to S$25,000 worth of the company’s share per month, based on the actual share price for the month. The movement and number of shares are as follows:

Date	S$	US$	Share price	Number of shares
As at July 1, 2024				-
Entitlement
March 19, 2025	25,000	18,755	4.04	4,642
April 19, 2025	25,000	19,064	4.45	4,284
May 19, 2025	25,000	19,321	2.37	8,152
June 19, 2025	25,000	19,465	2.67	7,290
Total entitlement	100,000	76,605		24,368
As at June 30, 2025				24,368

During the financial year ended June 30, 2025, the Group recognised share-based expense of S$100,000 (US$78,624) and the employee is entitled to 24,368 shares and expected to be granted by June 30, 2026.